CONTINGENCIES	12 Months Ended
Feb. 28, 2023
Contingencies
CONTINGENCIES

18.	CONTINGENCIES

In May 2021, the Ontario Securities Commission (“OSC”) issued a Notice of Hearing and Statement of Allegations to Plateau and two of its officers (collectively the “Executives”), commencing regulatory proceedings to consider whether Plateau met obligations related to continuous disclosure, associated filings and related activities with respect to the status of Plateau’s title to 32 mineral concessions in Peru, which were the subject of a regulatory dispute, as discussed in Note 7. In November 2022, Plateau and the Executives concluded a settlement with OSC and the matter is now closed. In addition, proceeds of $888,741 from a directors & officers insurance claim associated with these proceedings was received and is recorded as expense recovery on the statement of comprehensive loss.